Exhibit 99.1

World Omni Auto Receivables Trust 2013-B
Monthly Servicer Certificate
September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	179,661,217.12	15,869
Yield Supplement Overcollateralization Amount 08/31/16	3,342,659.70	0
Receivables Balance 08/31/16	183,003,876.82	15,869
Principal Payments	9,803,659.29	461
Defaulted Receivables	413,661.56	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	3,041,012.96	0
Pool Balance at 09/30/16	169,745,543.01	15,386

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	21.83%

Prepayment ABS Speed	1.33%

Overcollateralization Target Amount	7,638,549.44
Actual Overcollateralization	7,638,549.44

Weighted Average APR	3.39%
Weighted Average APR, Yield Adjusted	5.02%
Weighted Average Remaining Term	30.67

Delinquent Receivables:
Past Due 31-60 days	3,723,956.71	253
Past Due 61-90 days	819,090.04	56
Past Due 91-120 days	94,573.24	12
Past Due 121+ days	0.00	0
Total	4,637,619.99	321

Total 31+ Delinquent as % Ending Pool Balance	2.73%

Recoveries	212,053.22

Aggregate Net Losses/(Gains) - September 2016	201,608.34

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.32%
Prior Net Losses Ratio	0.48%
Second Prior Net Losses Ratio	1.32%
Third Prior Net Losses Ratio	0.81%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.56%

Flow of Funds	$ Amount

Collections	10,537,593.48
Advances	(4,086.39)
Investment Earnings on Cash Accounts	2,924.16
Servicing Fee	(152,503.23)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,383,928.02

Distributions of Available Funds
(1) Class A Interest	152,661.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,830,919.34
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,638,549.44
(7) Distribution to Certificateholders	739,424.48
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,383,928.02

Servicing Fee	152,503.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 09/15/16	171,576,462.35
Principal Paid	9,469,468.78
Note Balance @ 10/17/16	162,106,993.57

Class A-1
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-3
Note Balance @ 09/15/16	46,291,462.35
Principal Paid	9,469,468.78
Note Balance @ 10/17/16	36,821,993.57
Note Factor @ 10/17/16	15.6689334%

Class A-4
Note Balance @ 09/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	109,676,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Note Balance @ 09/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	15,609,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	175,034.76
Total Principal Paid	9,469,468.78
Total Paid	9,644,503.54

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	32,018.26
Principal Paid	9,469,468.78
Total Paid to A-3 Holders	9,501,487.04

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2351717
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.7229069
Total Distribution Amount	12.9580786

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1362479
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.2956118
Total A-3 Distribution Amount	40.4318597

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	193.35
Noteholders' Principal Distributable Amount	806.65

Account Balances	$ Amount

Advances
Balance as of 08/31/16	38,747.33
Balance as of 09/30/16	34,660.94
Change	(4,086.39)

Reserve Account
Balance as of 09/15/16	1,903,544.61
Investment Earnings	468.13
Investment Earnings Paid	(468.13)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61